CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF OPERATIONS [Abstract]
REVENUE
OPERATING EXPENSES:
Selling, general, and administrative (Note 9)	442,469	6,348
Depreciation	9,839	1,530
Consulting expense	1,448,410
Total operating expenses	1,900,718	7,878
OTHER EXPENSES
Interest expense (Note 5 and 6)	79,433	78,822
Total other expenses	79,433	78,822
NET LOSS	1,980,151	86,700
Deemed dividends	3,427
NET LOSS AND COMPREHENSIVE LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ 1,983,578	$ 86,700
NET LOSS PER COMMON SHARE:
Basic and diluted	$ 21.69	$ 1.16
Weighted average common shares outstanding, basic and diluted	91,442	75,000